Long-Term Debt (Components) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Other long-term debt	$ 5,938,000	$ 6,612,000
Total long-term debt	1,550,720,000	1,558,045,000
Less current portion of long-term debt	494,000	5,428,000
Non-current portion of long-term debt	1,550,226,000	1,552,617,000
Senior Secured Revolving Credit [Member]
Debt Instrument [Line Items]
Revolving credit facilities	980,782,000	998,913,000
IRB [Member]
Debt Instrument [Line Items]
IRBs	64,000,000	64,000,000
Term Facility [Member]
Debt Instrument [Line Items]
Senior secured term facility	500,000,000	488,520,000
Unamortized debt discount	$ 0	$ 1,480,000